CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues	¥ 183,620	$ 26,623	¥ 426,348	¥ 450,259
Cost of revenues	(94,066)	(13,638)	(254,815)	(237,065)
Gross profit	89,554	12,985	171,533	213,194
Operating expenses
Research and product development	(50,799)	(7,365)	(54,622)	(100,514)
Sales and marketing	(103,617)	(15,023)	(150,493)	(371,984)
General and administrative	(108,935)	(15,794)	(174,021)	(1,109,340)
Impairment of goodwill	(112,102)	(16,253)	0	0
Other operating income	75,685	10,973	26,064	27,849
Total operating expenses	(299,768)	(43,462)	(353,072)	(1,553,989)
Loss from operations	(210,214)	(30,477)	(181,539)	(1,340,795)
Other income/(expenses)
Interest and investment income, net	27,181	3,941	50,041	3,526
Interest expense	(4,912)	(712)	(7,491)	(32,266)
Foreign exchange gains/(losses), net	(22,210)	(3,220)	7,030	18,720
Other (loss)/income, net	6,136	890	2,895	(253)
Loss before income tax expense	(204,019)	(29,578)	(129,064)	(1,351,068)
Income tax benefit/(expense)	731	106	(130)	6,641
Equity in income of affiliates	292	42	726	797
Net loss	(202,996)	(29,430)	(128,468)	(1,343,630)
Net loss attributable to noncontrolling interests	(9,614)	(1,394)	(6,944)	(35,674)
Net loss attributable to Tuniu Corporation	(193,382)	(28,036)	(121,524)	(1,307,956)
Net loss	(202,996)	(29,430)	(128,468)	(1,343,630)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of nil tax	27,160	3,938	(3,191)	(18,772)
Comprehensive loss	(175,836)	(25,492)	(131,659)	(1,362,402)
Comprehensive loss attributable to noncontrolling interests	(9,614)	(1,394)	(6,944)	(35,674)
Comprehensive loss attributable to Tuniu Corporation	¥ (166,222)	$ (24,098)	¥ (124,715)	¥ (1,326,728)
Loss per share
Loss per share-basic | (per share)	¥ (0.52)	$ (0.08)	¥ (0.33)	¥ (3.53)
Loss per share-diluted | (per share)	¥ (0.52)	$ (0.08)	¥ (0.33)	¥ (3.53)
Weighted average number of ordinary shares outstanding-basic (in shares)	371,208,209	371,208,209	370,874,312	370,240,040
Weighted average number of ordinary shares outstanding-diluted (in shares)	371,208,209	371,208,209	370,874,312	370,240,040
Package Tours Services
Net revenues	¥ 70,314	$ 10,195	¥ 305,333	¥ 302,359
Others
Net revenues	¥ 113,306	$ 16,428	¥ 121,015	¥ 147,900